Accounts and Other Receivables	12 Months Ended
Mar. 31, 2018
Receivables [Abstract]
Accounts and Other Receivables
Accounts and Other Receivables
Accounts and other receivables consist of the following components:

	31 March
(Millions of US dollars)	2018	2017
Trade receivables	$196.9	$194.5
Other receivables and advances	7.1	5.9
Provision for doubtful trade debts	(1.3)	(0.9)
Total accounts and other receivables	$202.7	$199.5

The collectability of accounts receivable, consisting mainly of trade receivables, is reviewed on an ongoing basis. A provision for doubtful trade debts is provided for known and estimated bad debts by analyzing specific customer accounts and assessing the risk of uncollectability based on insolvency, disputes or other collection issues.
The following are changes in the provision for doubtful trade debts:

	31 March
(Millions of US dollars)	2018	2017	2016
Balance at beginning of period	$0.9	$1.1	$0.8
Adjustment to provision	0.6	(0.1)	0.5
Write-offs, net of recoveries	(0.2)	(0.1)	(0.2)
Balance at end of period	$1.3	$0.9	$1.1